REVERSE ACQUISITION TRANSACTION	12 Months Ended
Dec. 31, 2011
REVERSE ACQUISITION TRANSACTION

NOTE 12 – REVERSE ACQUISITION TRANSACTION

On February 10, 2011, ABHD closed a reverse acquisition transaction (the “Merger”) with its wholly-owned subsidiary, Abtech Merger Sub, Inc., and AbTech pursuant to an Agreement and Plan of Merger dated July 17, 2010. As a result of the Merger, ABHD acquired all of the issued and outstanding common stock of AbTech in exchange for the common stockholders of AbTech (including Series A preferred stockholders and holders of convertible debt with rights to convert their holdings into shares of AbTech common stock) acquiring an approximate 78% ownership interest in ABHD. In addition, AbTech became the “Surviving Corporation” a majority-owned subsidiary of ABHD, and ABHD acquired the business and operations of AbTech.

•	Issuance of Common Stock – At the closing of the Merger, ABHD issued 32,009,801 shares of its common stock to the stockholders of AbTech in exchange for 100% of the issued and outstanding common stock of AbTech. Immediately prior to the Merger, ABHD had 10,000,000 shares of common stock issued and outstanding, excluding the shares issued as part of a $3 million funding required by the Merger Agreement. $1,645,000 of the $3 million funding was received by ABHD prior to closing ($150,000 of the $1,645,000 was received after December 31, 2010). The financier issued a promissory note (the “Note”) to ABHD for the $1,355,000 balance of the financing commitment which was to be funded in cash after the Merger closing. The Note was secured by a total of 1,145,000 shares of ABHD common stock pledged by the financier (the “Collateral”). ABHD elected to hold the Note as a funding commitment only and did not record the Note or issue any shares in exchange for the Note. Subsequent to the date of the merger ABHD received $675,000 of the remaining $1,355,000 due on the Note. Of the 675,000 common shares due to investors for these payments, the Company issued 500,000 shares and held the remaining 175,000 shares as additional collateral for the Note. In May of 2011, the financier defaulted on the $680,000 balance due on the Note, released 509,300 shares of the Collateral and relinquished its rights to the 175,000 shares of additional collateral held by the Company.
•	Conversion of AbTech’s Preferred Stock – At the effectiveness of the Merger, 1,439,614 shares of Series A Preferred Stock (“Preferred Stock”) of AbTech outstanding immediately prior to the Merger were converted into 1,439,614 shares of preferred stock of Surviving Corporation (i.e. AbTech, post-Merger). The privileges, rights, and preferences of the Preferred Stock were not affected or altered by such conversion. Accordingly, the Preferred Stock may be converted at any time into common shares of AbTech as the Surviving Corporation and subsequently such common shares of the Surviving Corporation will be exchanged for shares of the common stock of ABHD at the same exchange rate in effect for common shares of AbTech at the date of the Merger (the “Merger Consideration”). The preferred stockholders that elected to not convert and exchange their shares for ABHD common shares, represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011. Because the consolidated balance sheet as of December 31, 2010 has been restated to give retroactive effect to the Merger, the common stock shown as of December 31, 2010 includes the par value ($.001 per share) of the 10,000,000 shares of ABHD stock outstanding at the time of the merger plus all shares of AbTech common and preferred stock outstanding as of the December 31, 2010, as if converted into ABHD common shares at the Merger exchange rate. Because some of the preferred stockholders of AbTech elected to not convert their shares to ABHD common stock at the time of the Merger, the consolidated balance sheet as of December 31, 2011 shows a decrease in the amount of common stock outstanding.

•	Conversion of AbTech’s Warrants – At the effectiveness of the Merger, 480,266 warrants to purchase AbTech common stock outstanding immediately prior to the Merger were converted into warrants to purchase 2,557,153 shares of common stock of ABHD. At the effective time of the Merger, 471,444 warrants to purchase AbTech Preferred Stock outstanding immediately prior to the Merger were converted into warrants to purchase 471,444 shares of preferred stock of the AbTech as the Surviving Corporation. The aggregate exercise price and other terms of such warrants were not affected or altered by such conversion and, upon exercise of any such warrants, the shares of preferred stock received upon such exercise would be convertible at any time for common shares of AbTech, whereupon such common shares would be exchanged for the Merger Consideration.
•	Conversion of AbTech’s Options – At the effectiveness of the Merger, options to purchase 992,000 shares of AbTech common stock outstanding immediately prior to the Merger were converted into options to purchase 5,281,855 shares of common stock of ABHD. The aggregate exercise price and other terms of such options were not affected or altered by such conversion.
•	Conversion of AbTech‘s Convertible Debt – As of the closing of the Merger, $3,980,666 of outstanding notes of the Company that were convertible into Preferred Stock of AbTech prior to the Merger were retained by the holders and $1,347,372 of such notes were converted into 1,919,315 shares of common stock of ABHD.